Acquisitions	3 Months Ended
Mar. 31, 2016
Business Combinations [Abstract]
Acquisitions

2. Acquisitions

During the three months ended March 31, 2016, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of $511,138, of which $502,138 was in cash and $9,000 in non-cash consideration consisting principally of exchanges of outdoor advertising assets. The purchases included the acquisition of assets in five U.S. markets from Clear Channel Outdoor Holdings, Inc. for an aggregate cash purchase price of approximately $458,500. As a result of the acquisitions, a gain of $8,599 was recorded for transactions which involved the exchanges of outdoor advertising assets during the three months ended March 31, 2016.

Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair market value estimates at the dates of acquisition. The following is a summary of the allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$78,571
Goodwill	158,545
Site locations	234,584
Non-competition agreements	20
Customer lists and contracts	39,294
Current assets	4,646
Current liabilities	(4,522)

$511,138

The following unaudited pro forma financial information for the Company gives effect to the 2016 and 2015 acquisitions as if they had occurred on January 1, 2015. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	Three months ended March 31,
	2016	2015
	(unaudited)
Net revenues	$340,216	$331,302
Net income applicable to common stock	$51,849	$40,956
Net income per common share — basic	$0.54	$0.43
Net income per common share — diluted	$0.54	$0.43